Net Debt - Schedule of Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	£ 1,008	£ 1,015
Not later than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	167	203
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	201	185
Between 2 and 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	127	120
Between 3 and 4 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	97	93
Between 4 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	80	73
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 336	£ 341